Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Dec. 31, 2019
Other commitments
Maturity less than 1 year	SFr 23,373	SFr 32,250
Maturity greater than 1 year	89,490	98,445
Total gross amount	112,863	130,695
Total net amount	108,848	125,925
Collateral received	50,705	63,363
Unused revocable credit limits	125,564	128,294
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	3,285	4,434
Maturity greater than 1 year	53	163
Total gross amount	3,338	4,597
Total net amount	3,248	4,518
Collateral received	2,073	3,077
Loan commitments
Other commitments
Maturity less than 1 year	19,662	27,145
Maturity greater than 1 year	89,255	97,982
Total gross amount	108,917	125,127
Total net amount	104,992	120,436
Collateral received	48,456	60,118
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	127	41
Maturity greater than 1 year	0	0
Total gross amount	127	41
Total net amount	127	41
Collateral received	127	41
Other commitments
Other commitments
Maturity less than 1 year	299	630
Maturity greater than 1 year	182	300
Total gross amount	481	930
Total net amount	481	930
Collateral received	49	127
Bank
Other commitments
Maturity less than 1 year	23,373	32,250
Maturity greater than 1 year	89,490	98,445
Total gross amount	112,863	130,695
Total net amount	108,848	125,925
Collateral received	50,705	63,363
Bank | Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	3,285	4,434
Maturity greater than 1 year	53	163
Total gross amount	3,338	4,597
Total net amount	3,248	4,518
Collateral received	2,073	3,077
Bank | Loan commitments
Other commitments
Maturity less than 1 year	19,662	27,145
Maturity greater than 1 year	89,255	97,982
Total gross amount	108,917	125,127
Total net amount	104,992	120,436
Collateral received	48,456	60,118
Unused revocable credit limits	125,565	128,295
Bank | Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	127	41
Maturity greater than 1 year	0	0
Total gross amount	127	41
Total net amount	127	41
Collateral received	127	41
Bank | Other commitments
Other commitments
Maturity less than 1 year	299	630
Maturity greater than 1 year	182	300
Total gross amount	481	930
Total net amount	481	930
Collateral received	SFr 49	SFr 127